EMPLOYEE EQUITY INCENTIVE PLAN (Narrative) (Details)	12 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2005	Dec. 31, 2008	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	7,000,000			9,670,000	22,555,000	56,475,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	42,891,460			46,256,457	43,054,457	50,685,617
Ordinary shares available for future grant, shares	5,417,940
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares available for future grant, shares	2,682,500
2002 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized	105,000,000
Additional shares authorized		32,000,000
Expiration period	10 years
2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized							40,000,000
Additional shares authorized			140,000,000
Vesting period	4 years
2006 Plan [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate	25.00%
2006 Plan [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate	6.25%
2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized	80,000,000
Shares reserved for issuance	74,320,000